Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balances, January 1		$ 137,683
Balances, December 31		137,683	$ 137,683
Retirement Services segment
Goodwill [Roll Forward]
Balances, January 1		137,683	105,255
Acquisitions	[1]	0	32,428
Balances, December 31		$ 137,683	$ 137,683

[1]	During 2014, the Company acquired goodwill of $32,428 from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.